FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	$ 9,625	$ 3,252
Amounts receivable	1,477	4,091
Long-term investments – common shares	4,311	10
Warrant liability	1,579	$ 2,009
Level 1 of fair value hierarchy [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash	9,625
Amounts receivable
Long-term investments – common shares	3,197
Long-term investments – warrants
Total financial assets	12,822
Warrant liability
Total financial assets and liabilities
Level 2 of fair value hierarchy [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash
Amounts receivable	1,477
Long-term investments – common shares
Long-term investments – warrants
Total financial assets	1,477
Warrant liability
Total financial assets and liabilities
Level 3 of fair value hierarchy [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Cash
Amounts receivable
Long-term investments – common shares
Long-term investments – warrants	1,114
Total financial assets	1,114
Warrant liability	(1,579)
Total financial assets and liabilities	$ (1,579)